ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE NEW ERA FUND
Unaudited	September 30, 2007
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 94.8%
NATURAL RESOURCE RELATED 94.8%
Agriculture 2.8%
Deere	488,000	72,429
Potash Corp of Saskatchewan	992,856	104,945
		177,374
Building & Real Estate 1.9%
AMB Property, REIT	399,100	23,870
Archstone-Smith Trust, REIT	380,500	22,883
Boston Properties, REIT	210,600	21,881
Camden Property Trust, REIT	258,600	16,615
Duke Realty, REIT	361,000	12,206
ProLogis, REIT	271,544	18,017
Simon Property Group, REIT	91,400	9,140
		124,612
Chemicals 2.0%
Air Liquide (EUR)	187,400	25,013
Dow Chemical	560,900	24,153
DuPont	640,296	31,733
Praxair	365,400	30,606
TETRA Technologies (1)	913,400	19,309
		130,814
Coal 5.8%
Arch Coal	3,697,904	124,768
CONSOL Energy	2,559,400	119,268
Peabody Energy	2,584,902	123,739
		367,775
Diversified Metals 7.1%
Alcan	102,442	10,252
BHP Billiton (AUD)	2,548,472	100,512
Companhia Vale Do Rio Doce, ADR	3,562,000	120,859
Mechel OAO, ADR	558,916	28,505
Nucor	322,600	19,185
Rio Tinto (GBP)	1,336,851	115,237
Teck Cominco, Class B (CAD)	1,198,208	56,786
		451,336
Diversified Resources 7.1%
Alstom (EUR)	71,900	14,577
Atlas Copco (SEK)	1,187,700	20,450
Bucyrus International, Class A	327,500	23,884
Burlington Northern Santa Fe	379,076	30,770
Caterpillar	725,086	56,868
Finning International (CAD)	918,800	29,565
Foster Wheeler (1)	665,461	87,362
Joy Global	832,800	42,356
Penn Virginia	715,400	31,463
Quanta Services (1)	1,183,660	31,308
St. Joe	583,000	19,595
Terex (1)	696,760	62,026
Western Water (1)	2,259	—
		450,224
Forest Products 3.4%
Domtar (1)	3,977,686	32,617
International Paper	1,905,178	68,339
Potlatch, REIT	702,400	31,629
Smurfit-Stone Container (1)	3,454,948	40,354
Temple-Inland	254,600	13,399
Weyerhaeuser	449,572	32,504
		218,842
Gas Transmission & Distribution 1.8%
Gazprom, ADR, Regulation S Shares	397,200	17,517
Spectra Energy	1,039,100	25,437
Williams Companies	2,168,639	73,864
		116,818
Integrated Petroleum-Domestic 4.8%
ConocoPhillips	1,722,558	151,189
Hess	244,400	16,260
Murphy Oil	1,998,946	139,706
		307,155
Integrated Petroleum-International 14.2%
BP, ADR	1,458,789	101,167
Chevron	498,932	46,690
Eni S.p.A., ADR	903,292	66,627
ExxonMobil	2,031,518	188,037
Lukoil, ADR	486,068	40,270
Petroleo Brasileiro, ADR	738,034	47,751
Royal Dutch Shell, ADR, Class A	2,012,230	165,365
StatoilHydro (NOK)	3,522,199	119,586
Total, ADR	1,585,152	128,445
		903,938
Miscellaneous Energy 4.1%
Duke Energy	1,440,200	26,917
Dynegy, Class A (1)	7,558,838	69,844
Edison International	318,872	17,681
Exelon	388,000	29,240
NRG Energy (1)	1,512,828	63,977
Reliant Energy (1)	2,038,000	52,173
		259,832
Non-Ferrous Metals 0.7%
Freeport McMoRan Copper Gold	414,793	43,508
		43,508
Oil & Gas Drilling 6.8%
Diamond Offshore Drilling	1,458,736	165,260
Integra Group Holdings, GDR (1)	611,100	9,503
Key Energy Services (1)	302,300	5,139
Nabors Industries (1)	935,652	28,790
Noble Drilling	1,873,744	91,907
Transocean (1)	1,170,441	132,318
		432,917
Oil & Gas Equipment & Services 20.9%
Baker Hughes	1,591,759	143,847
BJ Services	2,735,760	72,635
Cameron International (1)	2,503,926	231,087
Electromagnetic Geoservices ASA (NOK) (1)	1,640,900	27,288
FMC Technologies (1)	1,065,168	61,418
Grant Prideco (1)	1,424,763	77,678
Halliburton	480,400	18,447
McDermott International (1)	1,169,200	63,230
Saipem (EUR)	669,500	28,486
Schlumberger	2,493,372	261,804
Smith International	2,424,066	173,078
Technip (EUR)	876,282	78,132
Tenaris, ADR	367,200	19,322
TMK OAO, GDR	289,500	11,956
W-H Energy Services (1)	874,193	64,472
		1,332,880
Petroleum Exploration & Production 8.6%
Anadarko Petroleum	660,822	35,519
BG Group (GBP)	3,036,117	52,368
Bill Barrett (1)	549,565	21,658
Canadian Natural Resources	2,195,596	166,316
Compton Petroleum (1)	2,889,100	26,984
Devon Energy	1,085,259	90,294
Encore Acquisition (1)	1,125,000	35,606
EOG Resources	951,966	68,856
Newfield Exploration (1)	364,900	17,574
Nexen	514,192	15,703
XTO Energy	252,833	15,635
		546,513
Precious Metals 1.6%
Agnico-Eagle Mines	1,229,100	61,209
Barrick Gold	1,087,400	43,801
		105,010
Refining & Marketing 1.2%
Sunoco	758,400	53,680
Valero Energy	360,168	24,196
		77,876
Total Natural Resource Related		6,047,424

Total Common Stocks (Cost $3,017,754)		6,047,424
SHORT-TERM INVESTMENTS 5.8%
Money Market Funds 5.8%
T. Rowe Price Reserve Investment Fund, 5.46% (2)(3)	371,439,858	371,440
Total Short-Term Investments (Cost $371,440)		371,440

Total Investments in Securities
100.6% of Net Assets (Cost $3,389,194)		$6,418,864

†	Denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Seven-day yield
(3)	Affiliated company - see Note 3.
ADR	American Depository Receipts
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
GDR	Global Depository Receipts
NOK	Norwegian Krone
REIT	Real Estate Investment Trust
SEK	Swedish Krona

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price New Era Fund
Unaudited	September 30, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price New Era Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth primarily through the common stocks of companies that own or develop natural resources and other basic commodities, and also through the stocks of selected nonresource growth companies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At September 30, 2007, the cost of investments for federal income tax purposes was $3,389,194,000. Net unrealized gain aggregated $3,029,673,000 at period-end, of which $3,056,522,000 related to appreciated investments and $26,849,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the nine months ended September 30, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $8,951,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at September 30, 2007, and December 31, 2006, was $371,440,000 and $102,647,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price New Era Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 16, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 16, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 16, 2007